Commitments and Contingencies - Additional Information (Detail) € in Millions				9 Months Ended	12 Months Ended
	Aug. 27, 2015 ft²	Dec. 23, 2014 EUR (€)	Dec. 23, 2014 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 EUR (€) Sublease	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Sublease
Loss Contingencies [Line Items]
Area of lease property | ft²	3,950
Rent expenses recognized						$ 18,399
Lease expiration date					Feb. 27, 2022	Feb. 27, 2022
Lease commencement date					Aug. 27, 2015	Aug. 27, 2015
Rent expense						$ 400,000	$ 300,000
Number of sub lease agreements | Sublease					6			6
Counterclaim amount filed		€ 2.5	$ 2,800,000
License Agreement [Member] | IBA GmbH [Member]
Loss Contingencies [Line Items]
Annual license payment						$ 32,718
Agreement expiration date					2024	2024
License Agreement [Member] | TUM [Member]
Loss Contingencies [Line Items]
Annual license payment						$ 100,000
Agreement expiration date					2027	2027
Out License Fee [Member]
Loss Contingencies [Line Items]
Out-License Fee amount								$ 300,000
TUM [Member]
Loss Contingencies [Line Items]
Annual license payment				$ 41,791
Claims and counterclaims amount					€ 0.9	$ 900,000
Total interest expense						200,000
Arbitration settlement liability, current							$ 300,000
Reimbursement of legal fees					0.1	100,000
TUM [Member] | Research and Development [Member]
Loss Contingencies [Line Items]
Claims and counterclaims amount						$ 600,000
TUM [Member] | Out License Fee [Member]
Loss Contingencies [Line Items]
Out-License Fee amount								3,400,000
Reserved liability					€ 0.3			$ 300,000